Financial assets, liabilities and financial result (excluding Orange Bank) - Assets available for sale - Additional information (Details) € in Millions, £ in Millions, shares in Millions	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Jan. 29, 2016 shares
Operating segments [member] | Financial assets available-for-sale, category [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Financial assets, fair value				€ 1,067
Investments securities, BT Shares [member]
Disclosure of financial assets [line items]
Shares held (in shares) | shares					399
Financial assets, fair value	€ 659
Investments securities, BT Shares [member] | Operating segments [member] | Financial assets available-for-sale, category [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Financial assets, fair value | £		£ 486
Financial assets, fair value, current shares held			€ (119)